SUBSEQUENT EVENTS (Details) (USD $)	0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended				203 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended		1 Months Ended
	Mar. 07, 2014	Jun. 21, 2013	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2013	Dec. 31, 2008	Dec. 31, 2011	Nov. 06, 2014	Oct. 09, 2014	Feb. 28, 2014	Mar. 11, 2014	Jan. 31, 2014
Subsequent Event [Line Items]
Issuance price of common stock per share				$ 0.10
Proceeds from issuance of common stock	$ 9,451,000
Issuance of common stock for commitment fee			1,123,033
Common shares issued in exchange for convertible notes		9,486,720	8,046,000		9,739,912
Proceeds from the sale of prior unused net operating loss carryovers				458,000	392,000
Common Stock, shares authorized			800,000,000	800,000,000	800,000,000			800,000,000
Exercise of stock options			90,855	20,194	10,606	5,141
Exercise of warrants				139,526
Preferred Stock Par Or Stated Value Per Share			$ 0.001	$ 0.001	$ 0.001			$ 0.001
Common Stock Par Or Stated Value Per Share			$ 0.001	$ 0.001	$ 0.001			$ 0.001
Share Price			$ 0.224											$ 0.240
Number of preferred shares converted	40,800,000
Common shares issued upon conversion	20,400,000
Undesignated Preferred Stock Authorized			100,000,000
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock Par Or Stated Value Per Share			$ 0.001	$ 0.001	$ 0.001			$ 0.001
Number of preferred shares converted				0	3,003			9,558,112
Preferred Stock Shares Issued			1,894,969	1,759,666	1,594,164			1,759,666
Preferred Stock Shares Outstanding			1,894,969	1,759,666	1,594,164			1,759,666
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividend Rate, Percentage									10.00%
Preferred Stock Par Or Stated Value Per Share			$ 0.001	$ 0.001	$ 0.001			$ 0.001
Number of preferred shares converted				198.27	140.87			22,774.45
Preferred Stock Shares Issued			84,283.99	79,336.54	72,073.26			79,336.54
Preferred Stock Shares Outstanding			84,283.99	79,336.54	72,073.26			79,336.54
Lincoln Park Capital Fund, LLC [Member]
Subsequent Event [Line Items]
Issuance price of common stock per share				$ 0.112	$ 0.129					$ 0.10
Issuance of stock during period				21,015,170	28,460,908	1,153,846
Additional shares issued										1,634,615
Lincoln Park Capital Fund, LLC [Member] | Maximum [Member]
Subsequent Event [Line Items]
Issuance price of common stock per share				$ 0.10
Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance price of common stock per share	$ 0.30
Proceeds from issuance of common stock	9,451,000
Common shares issued in exchange for convertible notes	20,400,000
Proceeds from the sale of prior unused net operating loss carryovers													458,279
Common Stock, shares authorized											50,000,000
Exercise of stock options	1,224,000
Additional award option															100,000
Warrants, exercise price	$ 0.3125
Exercise of warrants	10,200,000
Exercise of warrants (in shares)	40,800,000
Additional amount of securities proposed maximum aggregate offering price	2,762,500
Total registered amount	16,575,000
Share Price												$ 100.00
Number of preferred shares converted												92,712.27
Preferred Stock Shares Issued												0
Preferred Stock Shares Outstanding												0
Reverse split ratio											0.25
Undesignated Preferred Stock Authorized											5,000,000
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Percent of Preferred Stock Holder who Elect to Convert into Common Stock												80.00%
Common Stock Par Or Stated Value Per Share												$ 0.001
Effectiveness of Preferred Stock Series Amendment, Preferred Stock Holder Percentage who are Elect to Convert Into Common Stock												88.00%
Number of preferred shares converted												1,894,969
Common shares issued upon conversion												2,583,289
Subsequent Event [Member] | Series A Preferred Stock [Member] | Minimum [Member]
Subsequent Event [Line Items]
Conversion of Stock, Conversion Price Per Share												$ 1.25
Subsequent Event [Member] | Series A Preferred Stock [Member] | Maximum [Member]
Subsequent Event [Line Items]
Conversion of Stock, Conversion Price Per Share												$ 0.77
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividend Rate, Percentage												10.00%
Conversion of Stock, Conversion Price Per Share												$ 0.036
Effectiveness of Preferred Stock Series Amendment, Preferred Stock Holder Percentage who are Elect to Convert Into Common Stock												93.00%
Number of preferred shares converted												84,283.99
Common shares issued upon conversion												256,111,243
Subsequent Event [Member] | Lincoln Park Capital Fund, LLC [Member]
Subsequent Event [Line Items]
Issuance price of common stock per share				$ 0.124
Proceeds from issuance of common stock				$ 300,000
Issuance of stock during period				2,425,709
Additional shares issued				57,690